Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of components of accumulated other comprehensive loss, net of tax
The components of accumulated other comprehensive loss, net of tax, were as follows:

December 31	2016	2015
Foreign currency translation	$(289.1)	$(209.2)
Translation gain on net investment hedge, net of income taxes of $11.2 and $2.8, respectively	24.8	10.0
Translation loss on long-term intercompany loans	(133.7)	(75.5)
Unrealized gain on investments, net of income taxes of $4.2 and $3.8, respectively	18.6	17.0
Defined benefit pension plans, net of income taxes of $(27.8) and $(22.3), respectively	(50.4)	(32.6)
Retiree health care plan, net of income taxes of $2.1 and $2.4 in 2016 and 2015, respectively	3.7	4.3
Accumulated other comprehensive loss	$(426.1)	$(286.0)